Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	22 Months Ended	44 Months Ended	60 Months Ended	79 Months Ended	103 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000211588
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Small Cap Value - Retail
C000211587
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Small Cap Value - Inst
C000134695
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Small Cap Growth - Retail
C000134696
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Small Cap Growth - Inst
C000216810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Small Cap Core - Retail
C000216811
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Small Cap Core - Inst
C000211581
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH All Cap - Retail
C000211582
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH All Cap - Inst
C000211583
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Emerging Markets - Retail
C000211584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Emerging Markets - Inst
C000211585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH International Small Cap - Retail
C000211586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH International Small Cap - Inst
C000246766
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH International Equity - Retail
C000246765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH International Equity - Inst
C000018316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Global All Cap - Retail
C000052675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Global All Cap - Inst
C000206635
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Short Term Plus - Retail
C000206636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Short Term Plus - Inst
C000018311
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Plus Bond - Retail
C000052673
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Plus Bond - Inst
C000018320
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Quality High Yield - Retail
C000052678
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Quality High Yield - Inst
C000176020
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Municipal Opportunities - Retail
C000176021
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Municipal Opportunities - Inst
C000018312
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Colorado Tax Free - Retail
C000169263
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Colorado Tax Free - Inst
C000244704
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barrett Growth
C000244699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barrett Opportunity
C000243104
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Select Equity ETF
Without Sales Load [Member] | C000211588
Average Annual Return [Line Items]
Average Annual Return, Percent		9.48%			9.79%			6.63%
Without Sales Load [Member] | C000211587
Average Annual Return [Line Items]
Average Annual Return, Percent		9.72%			9.95%			6.78%
Without Sales Load [Member] | C000134695
Average Annual Return [Line Items]
Average Annual Return, Percent		7.21%			7.82%			9.93%
Without Sales Load [Member] | C000134696
Average Annual Return [Line Items]
Average Annual Return, Percent		7.41%			7.99%			10.12%
Without Sales Load [Member] | C000216810
Average Annual Return [Line Items]
Average Annual Return, Percent		3.41%			11.43%			8.86%
Without Sales Load [Member] | C000216811
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%			11.58%			9.02%
Without Sales Load [Member] | C000211581
Average Annual Return [Line Items]
Average Annual Return, Percent		8.19%			12.10%			10.50%
Without Sales Load [Member] | C000211582
Average Annual Return [Line Items]
Average Annual Return, Percent		8.18%			12.14%			10.60%
Without Sales Load [Member] | C000211583
Average Annual Return [Line Items]
Average Annual Return, Percent		14.90%			11.80%			6.41%
Without Sales Load [Member] | C000211584
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%			11.98%			6.60%
Without Sales Load [Member] | C000211585
Average Annual Return [Line Items]
Average Annual Return, Percent		28.92%			14.25%			5.64%
Without Sales Load [Member] | C000211586
Average Annual Return [Line Items]
Average Annual Return, Percent		28.93%			14.40%			5.83%
Without Sales Load [Member] | C000246766
Average Annual Return [Line Items]
Average Annual Return, Percent		24.18%		9.93%
Without Sales Load [Member] | C000246765
Average Annual Return [Line Items]
Average Annual Return, Percent		24.40%		10.10%
Without Sales Load [Member] | C000018316
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%			12.53%			9.19%
Without Sales Load [Member] | C000052675
Average Annual Return [Line Items]
Average Annual Return, Percent		13.27%			12.68%			9.34%
Without Sales Load [Member] | C000206635
Average Annual Return [Line Items]
Average Annual Return, Percent		6.17%			2.45%	2.55%
Without Sales Load [Member] | C000206636
Average Annual Return [Line Items]
Average Annual Return, Percent		6.14%			2.53%	2.63%
Without Sales Load [Member] | C000018311
Average Annual Return [Line Items]
Average Annual Return, Percent		5.91%			0.24%			2.33%
Without Sales Load [Member] | C000052673
Average Annual Return [Line Items]
Average Annual Return, Percent		6.01%			0.39%			2.48%
Without Sales Load [Member] | C000018320
Average Annual Return [Line Items]
Average Annual Return, Percent		7.97%			4.53%			4.59%
Without Sales Load [Member] | C000052678
Average Annual Return [Line Items]
Average Annual Return, Percent		8.12%			4.67%			4.75%
Without Sales Load [Member] | C000176020
Average Annual Return [Line Items]
Average Annual Return, Percent		3.57%			0.82%		2.88%
Without Sales Load [Member] | C000176021
Average Annual Return [Line Items]
Average Annual Return, Percent		3.72%			0.95%		3.03%
Without Sales Load [Member] | C000018312
Average Annual Return [Line Items]
Average Annual Return, Percent		1.58%			0.22%			1.79%
Without Sales Load [Member] | C000169263
Average Annual Return [Line Items]
Average Annual Return, Percent		1.62%			0.36%			1.92%
Without Sales Load [Member] | C000244704
Average Annual Return [Line Items]
Average Annual Return, Percent		7.31%			13.80%			12.90%
Without Sales Load [Member] | C000244699
Average Annual Return [Line Items]
Average Annual Return, Percent		4.99%			14.54%			10.47%
Without Sales Load [Member] | C000243104
Average Annual Return [Line Items]
Average Annual Return, Percent		8.19%	14.79%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.30%			15.96%			12.96%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.30%			15.96%			12.96%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.30%			15.96%			12.96%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.30%			15.96%			12.96%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.30%			15.96%			12.96%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.30%			15.96%			12.96%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.30%			15.96%			12.96%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.30%			15.96%			12.96%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Average Annual Return, Percent		17.83%			10.20%			6.18%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Average Annual Return, Percent		17.83%			10.20%			6.18%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Average Annual Return, Percent		17.83%			10.20%			6.18%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Average Annual Return, Percent		17.83%			10.20%			6.18%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Average Annual Return, Percent		17.83%		4.66%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Average Annual Return, Percent		17.83%		4.66%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		16.26%			14.55%			10.66%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		16.26%			14.55%			10.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%			(0.73%)	1.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%			(0.73%)	1.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%			(0.73%)			1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%			(0.73%)			1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%			(0.73%)			1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%			(0.73%)			1.76%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.11%			0.51%		2.29%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.11%			0.51%		2.29%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.11%			0.51%			2.20%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.11%			0.51%			2.20%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.16%			16.64%			13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.16%			16.64%			13.65%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.30%	20.18%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		5.54%			12.47%			6.72%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		5.54%			12.47%			6.72%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		9.73%			7.42%			7.14%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		9.73%			7.42%			7.14%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		7.68%			10.04%			7.12%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		7.68%			10.04%			7.12%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		15.29%			6.81%			4.81%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		15.29%			6.81%			4.81%
MSCI EAFE SMALL CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index
Average Annual Return, Percent		22.46%			9.28%			6.51%
MSCI EAFE SMALL CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index
Average Annual Return, Percent		22.46%			9.28%			6.51%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		17.73%		6.35%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		17.73%		6.35%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		5.94%			1.58%	2.35%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		5.94%			1.58%	2.35%
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield - 2% Issuer Capped Index
Average Annual Return, Percent		10.28%			5.96%			5.37%
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield - 2% Issuer Capped Index
Average Annual Return, Percent		10.28%			5.96%			5.37%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Blend Index
Average Annual Return, Percent		2.63%			0.86%		2.27%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Blend Index
Average Annual Return, Percent		2.63%			0.86%		2.27%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Blend Index
Average Annual Return, Percent		2.63%			0.86%			2.13%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Blend Index
Average Annual Return, Percent		2.63%			0.86%			2.13%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.66%	20.76%